Other Non-current Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Non-current Assets
Fair value of swaps	$ 2,472	$ 2,908
Other assets	883	1,176
Total	29,120	37,983
Impairment charge	19,004	129,630
ZIM
Other Non-current Assets
Receivable	25,765	33,899
Number of vessels whose charterparties were revised	6
Unsecured notes maturity term	9 years
Impairment charge	$ 19,004